Share based compensation	12 Months Ended
Mar. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share based compensation

21. Share based compensation

The Company has a 2015 Stock Option Plan and 2016 Equity Incentive Plan and as amended in 2020 (collectively “ESOP Plans”) duly approved by the Board of Directors and had 2,023,744 stock options in the employee stock option pool as of March 31, 2020. Under the ESOP Plans, the Compensation Committee on behalf of Board of Directors (the “Directors”) may from time to time make grants to one or more employees, determined by it to be eligible for participation under the plans.

The Compensation Committee determines which employees are eligible to receive the equity awards, the number of equity awards to be granted, the exercise price, the vesting period and the exercise period. The vesting period will be decided by the Compensation Committee as and when any grant takes place. All options granted under these plans shall vest over a period of 4 years from the date of grant with 25% vesting at the end of year one, 25% vesting at the end of year two, 25% vesting at the end of year three and 25% vesting at the end of year four unless specified otherwise. Shares forfeited by the Company are transferred back to the employee stock pool and shall be available for new grants.

During the year, due to the CDPQ acquiring the majority stake in the company which resulted in a change in the vesting schedule of ESOPs/SARs for certain senior employees from yearly vesting to monthly vesting for the grants made till the date of the event. In addition, for the CEO and COO of the company, one of the tranches vested immediately as per their employment agreements.

Options are deemed to have been issued under these plans only to the extent actually issued and delivered pursuant to a grant. To the extent that a grant lapses or the rights of its grantee terminate, any equity shares subject to such grant are again available for new grants.

The option grant price may be determined by the Compensation Committee and is specified in the option grant. The grant is in writing and specifies the number of options granted the price payable for exercising the options, the date/s on which some or all of the options shall be eligible for vesting, fulfillment of the performance and other conditions, if any, subject to when vesting shall take place and other terms and conditions thereto. The option grant can be exercised only by the employees of the Company.

Employee Stock Option Plan

Options granted under the plan are exercisable into equity shares of the Company, have a contractual life equal to the shorter of ten years, or July 20, 2025, or July 20, 2027, as the case may be, and vest equitably over four years, unless specified otherwise in the applicable award agreement. The Company recognizes compensation cost, reduced by the estimated forfeiture rate, over the vesting period of the option. A summary of share option activity during the periods ending March 31, 2019 and March 31, 2020 is set out below:

	Number of shares	Weighted average exercise price in INR
Options outstanding as of March 31, 2019	1,493,237	726
Granted	25,760	918
Exercised	(117,216)	129
Forfeited	(531,716)	832
Expired	-	-
Options outstanding as of March 31, 2020	870,065	756
Vested and exercisable as of March 31, 2020	601,636	727

Options available for grant as of March 31, 2020 was 827,935 ESOPs.

The Black-Scholes-Merton option pricing model includes assumptions regarding dividend yields, expected volatility, expected option term, and risk-free interest rates. The Company estimates expected volatility based on the historical volatility of comparable publicly traded companies for a period that is equal to the expected term of the options because it does not have sufficient history of its own volatility. The risk-free interest rate is based on the yield of relevant time period based on US government bonds in effect at the time of grant for a period commensurate with the estimated expected life. The expected term of options granted is derived using the “simplified” method as allowed under the provisions of ASC Topic 718 due to insufficient historical exercise history data to provide a reasonable basis upon which to estimate expected term.

The fair value of each share option granted to employees is estimated on the date of grant using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2019	2020
Dividend yield	0%	0%
Expected term (in years)	3.6 – 5.2	4.2 – 5.7
Expected volatility	25.9% - 30.9%	31.1% - 32.1%
Risk free interest rate	2.20% - 2.50%	0.47% - 0.62%

As of March 31, 2019, and 2020, the aggregate intrinsic value of all outstanding options was INR 83 million and INR 35 million (US$ 0.5 million), respectively.

The share-based compensation expense related to share options is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totaled, INR 25 million, INR 83 million and INR 17 million (US$ 0.2 million) for the years ended March 31, 2018, 2019 and 2020, respectively. The amount of share-based compensation expense capitalized during the year ended March 31, 2020 was INR 13 million (US$ 0.2 million).

Unrecognized compensation cost for unvested options as of March 31, 2020 is INR 22 million (US$ 0.3 million), which is expected to be expensed over a weighted average period of 2.0 years.

The intrinsic value of options exercised during the year ended March 31, 2019, and March 31, 2020 was INR 34 million and INR 48 million (US$ 0.6 million).

During November 2018, the Company repriced the exercise price for 692,507 options, which were previously awarded to certain officers, employees and directors under the ESOP plans from US$ 13.25 to US$ 11.90 per share. All terms and conditions of the eligible options, including the vesting schedule, service condition and other terms remain the same. The impact of the repricing of the options has been considered in the company’s financial statements.

The intrinsic value per option at the date of grant during the years ended March 31, 2019 and 2020 is as follows:

Date of grant	No. of options granted*	Deemed fair value of equity shares (INR)	Intrinsic value per option at the time of grant (INR)	Valuation used
February 1, 2019	99,000	763	—	Market price
March 31, 2019	526,124	779	—	Market price
July 2, 2019	13,760	778	—	Market price
March 22, 2020	12,000	1,080	—	Market price

Stock Appreciation Rights (SARs)

The Company granted incentive compensation in the form of Stock Appreciation Rights (“SARs”), as defined in the Company’s 2016 Equity Incentive Plan, as amended in 2020, to its CEO and COO. The SARs have been granted in 3 tranches with maturity dates up to March 31, 2028.

A summary of SARs activity during the periods ending March 31, 2020 is set out below:

	Number of SARs	Weighted average exercise price in INR
SAR outstanding as of March 31, 2019	-	-
Granted	1,970,000	752
Exercised	-	-
Forfeited	-	-
Expired	-	-
Options outstanding as of March 31, 2020	1,970,000	752
Vested and exercisable as of March 31, 2020	350,000	722

The fair value of each SAR granted to employees is estimated at each reporting date using the Black- Scholes option-pricing model with the following weighted average assumptions:

	Year ended March 31,
	2019	2020
Dividend yield	NA	0%
Expected term (in years)	NA	4.0 – 7.3
Expected volatility	NA	27.06% - 34.43%
Risk free interest rate	NA	0.15% - 0.58%

The share-based compensation expense related to SARs is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations totaled INR 169 million (US$ 2.2 million) for the year ended March 31, 2020. The amount of share-based compensation expense capitalized during the year ended March 31, 2020 was INR 104 million ($1.4 million). The carrying value of liability recorded for SARs as at March 31, 2020 is INR 273 million (US$ 3.6 million).

Unrecognized compensation cost for unvested SARs as of March 31, 2020 is INR 632 million (US$ 8.4 million), which is expected to be expensed over a weighted average period of 4.4 years.

The fair value per SAR at the date of grant during the year ended March 31, 2020 is as follows:

Date of grant	No. of SARs granted	Deemed fair value of SAR (INR)	Vesting period	Valuation used
July 18, 2019	200,000	722	February 2020	Market price
July 18, 2019	1,600,000	722	March 31, 2020 to July 31, 2027	Market price
March 30, 2020	170,000	1,069	March 31, 2021 to March 31, 2024	Market price

Restricted Stock Units (RSUs)

The Company granted restricted stock units of 10,920 equity shares to be settled into cash to some of its directors, pursuant to Restricted Stock Unit ESOP plans with maturity dates up to February 28, 2021.

A summary of RSUs activity during the periods ending March 31, 2020 is set out below:

Number of RSUs
RSUs outstanding as of March 31, 2019	-
Granted	10,920
Exercised	-
Forfeited	-
Expired	-
Options outstanding as of March 31, 2020	10,920
Vested and exercisable as of March 31, 2020	-

The fair value of each RSU granted to employees is estimated at each reporting date based on the current market price of the Company’s equity share.

The share-based compensation expense related to RSUs is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations totaled INR 5 million (US$0.1 million) for the year ended March 31, 2020. The carrying value of liability recorded for RSUs as at March 31, 2020 is INR 5 million (US$0.1 million).